Property, plant and equipment - Additional Information (Details)	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment
Impairment loss recognised in profit or loss, property, plant and equipment	€ 0
Disposals, property, plant and equipment	(8,000)
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment
Disposals, property, plant and equipment	6,000
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment
Disposals, property, plant and equipment	€ 0